Intangible Assets, Net and Goodwill - Future Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 52,448
2023	47,098
2024	42,240
2025	39,330
2026	19,052
Thereafter	16,331
Total	$ 216,499	$ 77,426